SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 5,950	$ 14,756	$ 35,442
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	3,076	9,656	19,235
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling And Marketing Expenses Share Based Payments	(41)	(51)	553
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	1,913	3,056	6,596
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses		54	836
Travel, Fleet, meals and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	302	736	5,136
Office-related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	329	566	1,510
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 371	$ 739	$ 1,576